Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	110,000,000	110,000,000	75,000,000
Common stock, shares issued	49,097,000	34,097,000	28,677,000
Common stock, shares outstanding	49,097,000	34,097,000	28,677,000